Expense Example - Davis Variable Account Fund	Dec. 31, 2025 USD ($)
Davis Equity Portfolio | Davis Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Davis Financial Portfolio | Davis Financial Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Davis Real Estate Portfolio | Davis Real Estate Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	$ 1,655